Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000000110 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Average Annual Return, Percent	2.06%	0.68%	1.80%
Bloomberg U S Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index (broad-based index)
Average Annual Return, Percent	2.03%	0.55%	2.13%
Bloomberg Municipal Bond 7 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond: 7 Year Index (6-8)
Average Annual Return, Percent	4.24%	0.80%	2.08%